Interest and Finance Costs, net	12 Months Ended
Dec. 31, 2022
Interest And Finance Costs Net
Interest and Finance Costs, net

13. Interest and Finance Costs, net:

The amounts in the accompanying Consolidated Statements of Comprehensive Income/(Loss) are analyzed as follows:

	Year ended December 31,
	2020	2021	2022
Interest on long-term debt (Note 8)	$4,184	$2,628	$3,698
Interest on promissory note (Note 3)	452	335	450
Amortization of financing costs	328	247	303
Financing fees and charges	—	75	(10)
Total	$4,964	$3,285	$4,441